PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation			$ 54,719	$ 21,999
Payments to Acquire Property, Plant, and Equipment		$ 47,593	$ 51,689	$ 67,749